Stock Incentive Plans (Tables)	12 Months Ended
Jun. 30, 2011
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The fair value of each stock option and SAR award granted in 2011, 2010 and 2009 was estimated at the date of grant using a Black-Scholes option pricing model with the following weighted-average assumptions:

	2011	2010	2009
Risk-free interest rate	1.5%	2.9%	3.2%
Expected life of award	5.2 yrs	5.3 yrs	4.9 yrs
Expected dividend yield of stock	1.5%	1.4%	1.3%
Expected volatility of stock	35.9%	34.5%	26.6%
Weighted-average fair value	$18.70	$15.77	$16.56

Schedule of Share-based Compensation, Stock Options, Activity

Stock option and SAR activity during 2011 is as follows (aggregate intrinsic value in millions):

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding June 30, 2010	16,152,493	$49.55

Granted	1,399,068	63.49
Exercised	(4,245,373)	44.97
Canceled	(77,070)	58.92

Outstanding June 30, 2011	13,229,118	$52.44	5.5 years	$493.6

Exercisable June 30, 2011	9,109,413	$50.30	4.5 years	$359.2

Schedule of Nonvested Share Activity

A summary of the status and changes of shares subject to stock option and SAR awards and the related average price per share follows:

	Number of Shares	Weighted- Average Grant Date Fair Value
Nonvested June 30, 2010	5,586,873	$16.10

Granted	1,399,068	18.70
Vested	(2,798,791)	16.31
Canceled	(67,445)	16.36

Nonvested June 30, 2011	4,119,705	$16.84

Stock-Based Awards Exercised Disclosure

Information related to stock options and SAR awards exercised during 2011, 2010 and 2009 is as follows:

	2011	2010	2009
Net cash proceeds	$25,862	$10,307	$3,557
Intrinsic value	163,752	45,424	4,787
Income tax benefit	42,546	14,031	1,517

Schedule of Share-based Compensation, Restricted Stock Units Award Activity

A summary of the status and changes of shares subject to RSU awards and the related average price per share follows:

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested June 30, 2010	0	$0

Granted	425,359	62.55
Vested	(320)	62.35
Canceled	(9,864)	62.35

Nonvested June 30, 2011	415,175	$62.55

Long Term Incentive Plans
Schedule of Nonvested Share Activity

A summary of the status and changes of shares relating to the LTIP and the related average price per share follows:

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested June 30, 2010	1,350,028	$57.74

Granted	281,191	86.34
Vested	(382,333)	61.06
Canceled	(118,429)	63.06

Nonvested June 30, 2011	1,130,457	$64.50

Schedule of Nonvested Restricted Stock Units Activity

Restricted Stock for LTIP	2011	2010	2009
LTIP 3-year plan	2008-09-10	2007-08-09	2006-07-08
Number of shares issued	157,491	68,172	172,130
Average share value on date of issuance	$62.35	$48.58	$65.34
Total value	$9,820	$3,312	$11,247